FAIR VALUE MEASUREMENT - Schedule of major financial instruments measured at fair value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
Assets
Securities pledged to an investor	$ 315,796	$ 0
Derivative Asset Current Statement Of Financial Position Extensible Enumeration Not Disclosed [Flag]	true
Liabilities
Warrant liabilities	$ 3,340	800
Level 1
Assets
Investment securities	2,221	1,811
Securities pledged to an investor	315,796
Liabilities
Warrant liabilities	1,996	800
Level 2
Assets
Derivative asset	694
Level 3
Liabilities
Put option liabilities	309,115
Warrant liabilities	1,344
Convertible notes	188,156	276,604
Exchangeable notes	102,999	128,852
Recurring
Assets
Investment securities	2,221	1,811
Securities pledged to an investor	315,796
Derivative asset	694
Liabilities
Put option liabilities	309,115
Warrant liabilities	3,340	800
Convertible notes	188,156	276,604
Exchangeable notes	$ 102,999	$ 128,852